Property, Plant and Equipment	12 Months Ended
May 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	May 31,	May 31,
	2021	2020
Leasehold improvements	110,849	52,189
Property and equipment	755,741	243,314

Total cost	866,590	295,503

Less accumulated depreciation	(292,282)	(62,771)

Net, property plant and equipment	$574,308	$232,733

Depreciation expense for the years ended May 31, 2021, and 2020 was $229,511 and $57,473, respectively.